Provisions - Rollforward of provisions (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	$ 4,011
Other provisions, ending balance	4,199
Provisions (excluding contractual commitments)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	3,758
Additions	1,323
Amounts utilised	(962)
Unused amounts reversed	(413)
Unwinding of discounts	3
Exchange and other movements	(32)
Other provisions, ending balance	3,677
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	334
Additions	44
Amounts utilised	(96)
Unused amounts reversed	(47)
Unwinding of discounts	0
Exchange and other movements	(10)
Other provisions, ending balance	225
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	1,501
Additions	1,053
Amounts utilised	(352)
Unused amounts reversed	(237)
Unwinding of discounts	0
Exchange and other movements	56
Other provisions, ending balance	2,021
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	1,454
Additions	172
Amounts utilised	(457)
Unused amounts reversed	(70)
Unwinding of discounts	0
Exchange and other movements	(19)
Other provisions, ending balance	1,080
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	469
Additions	54
Amounts utilised	(57)
Unused amounts reversed	(59)
Unwinding of discounts	3
Exchange and other movements	(59)
Other provisions, ending balance	351
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	253
Impact on transition to IFRS 9		$ 284
Net change in expected credit loss provision	(15)
Other provisions, ending balance	$ 522